Other Comprehensive Income (Loss)	12 Months Ended
Feb. 28, 2013
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

15.       Other Comprehensive Income (Loss)

The Company’s other comprehensive income (loss) consists of the following:

		Tax
	Before-tax	Expense	Net-of-tax
(In thousands)	Amount	(Benefit)	Amount

Net unrealized loss arising during the period	$(652)	$197	$(455)
Reclassification of prior service costs and net actuarial loss into earnings	307	(93)	214
Year ended February 28, 2013	$(345)	$104	$(241)

Net unrealized loss arising during the period	$(1,504)	$621	$(883)
Reclassification of prior service costs and net actuarial loss into earnings	178	(73)	105
Year ended February 29, 2012	$(1,326)	$548	$(778)

Net unrealized gain arising during the period	$87	$(36)	$51
Reclassification of prior service costs and net actuarial loss into earnings	208	(86)	122
Year ended February 28, 2011	$295	$(122)	$173